SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
[custom:InterestIncomeWithdrawnFromTrust]						$ 326,352	$ 836,205
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				18,391,289		17,825,001
Ensysce Biosciences, Inc [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				70,369,228	87,903,148	55,581,877	79,213,687
Depreciation expense				$ 51	$ 50	$ 201	$ 201
Fair value of embedded derivatives							269,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used						As of December 31, 2020, assumptions included a probability of exercise of the put option of 10% and a discount rate of 42.9%. As of December 31, 2019, assumptions included a probability of exercise of the put option of 80% and a discount rate range of 65.5% to 93.1%, with a weighted-average discount rate of 66.4%.
Assumption of option exercise				10.00%		10.00%
Weighted-average discount rate				33.50%		42.90%
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member]
Property, Plant and Equipment [Line Items]
Research and development description		In August 2019, the grant was amended such that the approved budget for the two-year period decreased to approximately $5.1 million ($2.1 million and $3.0 million in years 1 and 2, respectively).	The total approved budget for the two-year period was approximately $5.4 million ($3.2 million and $2.2 million in years 1 and 2 respectively) of which the Company must contribute $1.1 million in the first year of the grant.
Approved budget for research and development		$ 5,100,000	$ 5,400,000
Revenues				$ 73,726	691,131	$ 3,037,234	1,706,508
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member] | Years One [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development		2,100,000	3,200,000
Company contribution for research and development			1,100,000
Ensysce Biosciences, Inc [Member] | M P A R Grant [Member] | Years Two [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development		$ 3,000,000.0	$ 2,200,000
Ensysce Biosciences, Inc [Member] | T A A P M P A R Grant [Member]
Property, Plant and Equipment [Line Items]
Approved budget for research and development	$ 5,400,000
Revenues				$ 176,850	$ 171,269	$ 893,975	$ 57,453
Ensysce Biosciences, Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life				5 years		5 years
Ensysce Biosciences, Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life				6 years		6 years
Ensysce Biosciences, Inc [Member] | Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Increase, Accrued Interest						$ 11,331